Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Statutory federal income tax rate		35.00%	35.00%
Income taxes paid (recovered)		$ (248)	$ 9,714	$ 4,405
Accrued interest and penalties related to unrecognized tax benefits		0	0
Scenario, Plan
Income Tax Disclosure [Line Items]
Statutory federal income tax rate	21.00%
Statutory federal income tax rate	21.00%
AZOA
Income Tax Disclosure [Line Items]
Tax payable			$ 180
Tax receivable		$ 5,648